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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended September 30, 2003.

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [_]

     Michael J. Puzo
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

     Hemenway & Barnes      60 State Street      Boston,      MA        02109
--------------------------------------------------------------------------------
Business Address               (Street)          (City)     (State)     (Zip)

     (617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.



----------------------------------ATTENTION-------------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and
              schedules are considered integral parts of this Form
          and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of November, 2003.

                                 Michael J. Puzo
                                 -----------------------------------------------
                                 (Name of Institutional Investment Manager)


                                 -----------------------------------------------
                                 (Manual Signature of Person Duly Authorized
                                  to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                            13F File No.:           Name:                                     13F File No.:
1.       Timothy F. Fidgeon                      28-06165                6.
--------------------------------------------     ------------------      --------------------------------------    ----------------
2.       Roy A. Hammer                           28-5798                 7.
--------------------------------------------     ------------------      --------------------------------------    ----------------
3.       Lawrence T. Perera                      28-06167                8.
--------------------------------------------     ------------------      --------------------------------------    ----------------
4.       Kurt F. Somerville (32)*                28-10379                9.
--------------------------------------------     ------------------      --------------------------------------    ----------------
5.                                                                       10.
--------------------------------------------     ------------------      --------------------------------------    ----------------

* Refers to manager number on attached detail in Item 7.

                                                                         PAGE: 1
AS OF: SEPTEMBER 30, 2003       FORM 13F      SEC FILE # MICHAEL J PUZO\28-06165

          ITEM 1:                ITEM 2:               ITEM 3:       ITEM 4:     ITEM 5:     ITEM 6:     ITEM 7:       ITEM 8:
       NAME OF ISSUER        TITLE OF CLASS         CUSIP NUMBER  FAIR MARKET  SHARES OR   INVESTMENT   MANAGERS   VOTING AUTHORITY
                                                                     VALUE     PRINCIPAL   DISCRETION              (A)   (B)   (C)
                                                                                 AMOUNT    (A) (B) (C)             SOLE SHARED NONE
ABBOTT LABS                   COMMON STOCK            002824100     290404        6825           xx                    6825

AMGEN INC.                    COMMON STOCK            031162100    2119353       32848           xx                   20248
                                                                                                 xx        32         12600

ANALOG DEVICES, INC.          COMMON STOCK            032654105     897272       23600           xx                   16100
                                                                                                 xx        32          7500

ANALOG DEVICES, INC.          DTD 10/2/2000           032654AD7    1404150     1380000           xx                  930000
                              CONV DEB                                                           xx        32        450000

AUTOMATIC DATA PROCESSING     COMMON STOCK            053015103    1771349       49410           xx                   29010
                                                                                                 xx        32         20400

AVERY DENNISON CORP.          COMMON STOCK            053611109    1002822       19850           xx                   11650
                                                                                                 xx        32          8200

AVON PRODUCTS INC.            COMMON STOCK            054303102     839280       13000           xx                   13000

B P PLC ADR                   COMMON STOCK            055622104    2290998       54418           xx                   31429
                                                                                                 xx        32         22989

BERKSHIRE HATHAWAY INC.       CLASS B                 084670207     703872         282           xx                     240
                                                                                                 xx        32            42

BRISTOL-MYERS SQUIBB CO.      COMMON STOCK            110122108     779551       30380           xx                   15700
                                                                                                 xx        32         14680

CANADIAN NATIONAL RAILWAY     COMMON STOCK            136375102     705391       13560           xx                    9660
CO.                                                                                              xx        32          3900

CISCO SYS INC.                COMMON STOCK            17275R102     611326       31206           xx                   11206
                                                                                                 xx        32         20000

                                                                         PAGE: 2
AS OF: SEPTEMBER 30, 2003       FORM 13F      SEC FILE # MICHAEL J PUZO\28-06165

          ITEM 1:                ITEM 2:               ITEM 3:       ITEM 4:     ITEM 5:     ITEM 6:     ITEM 7:       ITEM 8:
       NAME OF ISSUER        TITLE OF CLASS         CUSIP NUMBER  FAIR MARKET  SHARES OR   INVESTMENT   MANAGERS   VOTING AUTHORITY
                                                                     VALUE     PRINCIPAL   DISCRETION              (A)   (B)   (C)
                                                                                 AMOUNT    (A) (B) (C)             SOLE SHARED NONE
COLGATE PALMOLIVE CO.         COMMON STOCK            194162103     392068        7015           xx                    4000
                                                                                                 xx        32          3015

WALT DISNEY COMPANY           COMMON STOCK            254687106     234416       11622           xx                    6042
                                                                                                 xx        32          5580

DOW CHEMICAL CO.              COMMON STOCK            260543103     242293        7446           xx                    5646
                                                                                                 xx        32          1800

DOW JONES & CO. INC.          COMMON STOCK            260561105    2239655       47300           xx                   46900
                                                                                                 xx        32           400

DOW JONES & CO. INC.          CLASS B (RESTRICTED)    260561204    1110358       23450           xx                   23450

E I DU PONT DE NEMOURS & CO.  COMMON STOCK            263534109     316839        7919           xx                    3175
                                                                                                 xx        32          4744

E M C CORP.                   COMMON STOCK            268648102     936123       74119           xx                   45619
                                                                                                 xx        32         28500

EMERSON ELECTRIC CO.          COMMON STOCK            291011104    1371796       26055           xx                   16455
                                                                                                 xx        32          9600

ENCANA                        COMMON STOCK            292505104     719415       19775           xx                   12775
                                                                                                 xx        32          7000

EXXON MOBIL CORP.             COMMON STOCK            30231G102    1593344       43534           xx                   20786
                                                                                                 xx        32         22748

FUEL CELL ENERGY INC.         COMMON STOCK            35952H106     229905       19650           xx                   11650
                                                                                                 xx        32          8000

GENERAL ELECTRIC CO.          COMMON STOCK            369604103    2262519       75898           xx                   45098
                                                                                                 xx        32         30800

GILLETTE COMPANY              COMMON STOCK            375766102     607620       19000           xx                   19000

                                                                         PAGE: 3
AS OF: SEPTEMBER 30, 2003       FORM 13F      SEC FILE # MICHAEL J PUZO\28-06165

          ITEM 1:                ITEM 2:               ITEM 3:       ITEM 4:     ITEM 5:     ITEM 6:     ITEM 7:       ITEM 8:
       NAME OF ISSUER        TITLE OF CLASS         CUSIP NUMBER  FAIR MARKET  SHARES OR   INVESTMENT   MANAGERS   VOTING AUTHORITY
                                                                     VALUE     PRINCIPAL   DISCRETION              (A)   (B)   (C)
                                                                                 AMOUNT    (A) (B) (C)             SOLE SHARED NONE
HELMERICH & PAYNE INC.        COMMON STOCK            423452101     274470       10500           xx                    5900
                                                                                                 xx        32          4600

HEWLETT-PACKARD CO.           COMMON STOCK            428236103     370976       19162           xx                    6000
                                                                                                 xx        32         13162

IGEN INTERNATIONAL INC.       COMMON STOCK            449536101     287900        5000           xx                    5000


INTEL CORPORATION             COMMON STOCK            458140100    3666682      133237           xx                   85337
                                                                                                 xx        32         47900

IVAX CORP                     CORPORATE BONDS         465823AG7    1108813     1130000           xx                  680000
                                                                                                 xx        32        450000

JEFFERSON-PILOT CORP.         COMMON STOCK            475070108    2576259       58050           xx                   34129
                                                                                                 xx        32         23921

JOHNSON & JOHNSON             COMMON STOCK            478160104    3273718       66109           xx                   40479
                                                                                                 xx        32         25630

KOPIN                         COMMON STOCK            500600101     404443       58700           xx                   37500
                                                                                                 xx        32         21200

ELI LILLY & CO.               COMMON STOCK            532457108     261360        4400           xx                    1600
                                                                                                 xx        32          2800

MERCK & CO. INC.              COMMON STOCK            589331107    2256133       44570           xx                   26470
                                                                                                 xx        32         18100

MICROSOFT CORP.               COMMON STOCK            594918104    1494111       53745           xx                   17145
                                                                                                 xx        32         36600

NOKIA CORP. ADR A             COMMON STOCK            654902204     396630       25425           xx                   17625
                                                                                                 xx        32          7800

                                                                         PAGE: 4
AS OF: SEPTEMBER 30, 2003       FORM 13F      SEC FILE # MICHAEL J PUZO\28-06165

          ITEM 1:                ITEM 2:               ITEM 3:       ITEM 4:     ITEM 5:     ITEM 6:     ITEM 7:       ITEM 8:
       NAME OF ISSUER        TITLE OF CLASS         CUSIP NUMBER  FAIR MARKET  SHARES OR   INVESTMENT   MANAGERS   VOTING AUTHORITY
                                                                     VALUE     PRINCIPAL   DISCRETION              (A)   (B)   (C)
                                                                                 AMOUNT    (A) (B) (C)             SOLE SHARED NONE
NVIDIA CORP                   CONV SUB DEB            67066GAA2    1246438     1225000           xx                  900000
                                                                                                 xx        32        325000

ORACLE CORP                   COMMON STOCK            68389X105     141188       12550           xx                    6250
                                                                                                 xx        32          6300

PEPSICO INC.                  COMMON STOCK            713448108     972238       21214           xx                    7514
                                                                                                 xx        32         13700

PFIZER INC.                   COMMON STOCK            717081103     418849       13787           xx                    7100
                                                                                                 xx        32          6687

PROCTER & GAMBLE CO.          COMMON STOCK            742718109    1047659       11287           xx                    5187
                                                                                                 xx        32          6100

SCHLUMBERGER LTD              COMMON STOCK            806857108     227480        4700           xx                    2500
                                                                                                 xx        32          2200

J M SMUCKER CO NEW            COMMON STOCK            832696405     705126       16725           xx                   10225
                                                                                                 xx        32          6500

SNAP ON INC                   COMMON STOCK            833034101     373275       13500           xx                    9300
                                                                                                 xx        32          4200

STATE STREET CORP.            COMMON STOCK            857477103     395910        8798           xx                    5798
                                                                                                 xx        32          3000

3 M COMPANY                   COMMON STOCK            88579Y101    2034526       14728           xx                    7625
                                                                                                 xx        32          7103
AGGREGATE TOTAL:                                                49,606,303